Net finance income (expense) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Finance income	$ 382	$ 345	$ 716	$ 642
Income from financial investments and Government Bonds	270	225	488	448
Other finance income	112	120	228	194
Finance expenses	(1,049)	(1,065)	(2,034)	(2,048)
Interest on finance debt	(583)	(517)	(1,136)	(983)
Unwinding of discount on lease liability	(736)	(653)	(1,413)	(1,275)
Capitalized borrowing costs	725	467	1,350	916
Unwinding of discount on the provision for decommissioning costs	(351)	(329)	(691)	(648)
Other finance expenses	(104)	(33)	(144)	(58)
Foreign exchange gains (losses) and inflation indexation charges	379	1,735	2,497	4,169
Foreign exchange gains (losses) (1)	371	2,032	2,721	5,068
Real x U.S. dollar	373	2,141	2,684	5,218
Other currencies	(2)	(109)	37	(150)
Reclassification of hedge accounting to the Statement of Income (1)	(197)	(498)	(704)	(1,220)
Indexation to the Selic interest rate of anticipated dividends and dividends payable	(95)	(87)	(152)	(151)
Recoverable taxes inflation indexation income	74	101	99	159
Other foreign exchange gains and indexation charges, net	226	187	533	313
Total	$ (288)	$ 1,015	$ 1,179	$ 2,763